UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011
                                                ------------------------

Check here if Amendment [    ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Sursum Capital Management, LP
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           One Fawcett Place
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           Greenwich, Connecticut 06830
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           --------------------------------------------------

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Frank Bosco
           --------------------------------------------------
Title:     Chief Financial Officer
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Phone:     203-542-2027
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Frank Bosco             Greenwich, Connecticut           11/14/11
       ------------------------   ------------------------------     ---------

Report Type (Check only one.):

[ X ]   13F HOLDINGS REPORT.  (Check here if all holdings of this
.........reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this
.........report, and all holdings are reported by other reporting
.........manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
.........holdings for this reporting manager are reported in this report
.........and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        24
                                               -------------

Form 13F Information Table Value Total:        $ 200,025
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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number        Name

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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AMERICAN CAPITAL AGENCY CORP COM            02503X105    6,775   250,000 SH       SOLE                  250,000      0    0
AMERICAN TOWER CORP          CL A           029912201    5,380   100,000 SH       SOLE                  100,000      0    0
APPLE INC                    COM            037833100   19,066    50,000 SH       SOLE                   50,000      0    0
AVAGO TECHNOLOGIES LTD       SHS            Y0486S104    3,277   100,000 SH       SOLE                  100,000      0    0
CAVIUM INC                   COM            14964U108    6,753   250,000 SH       SOLE                  250,000      0    0
CHESAPEAKE ENERGY CORP       COM            165167107   12,775   500,000 SH       SOLE                  500,000      0    0
HALLIBURTON CO               COM            406216101    6,104   200,000 SH       SOLE                  200,000      0    0
HESS CORP                    COM            42809H107   10,492   200,000 SH       SOLE                  200,000      0    0
INTERNATIONAL GAME TECHNOLOG COM            459902102   14,530 1,000,000 SH       SOLE                1,000,000      0    0
LIBERTY MEDIA CORP NEW       INT COM SER A  53071M104   14,760 1,000,000 SH       SOLE                1,000,000      0    0
MICRON TECHNOLOGY INC        COM            595112103    2,520   500,000 SH       SOLE                  500,000      0    0
MURPHY OIL CORP              COM            626717102    8,832   200,000 SH       SOLE                  200,000      0    0
NII HLDGS INC                CL B NEW       62913F201    4,043   150,000 SH       SOLE                  150,000      0    0
OCCIDENTAL PETE CORP DEL     COM            674599105   12,513   175,000 SH       SOLE                  175,000      0    0
QUALCOMM INC                 COM            747525103    7,295   150,000 SH       SOLE                  150,000      0    0
SANDISK CORP                 COM            80004C101   12,107   300,000 SH       SOLE                  300,000      0    0
SEAGATE TECHNOLOGY PLC       SHS            G7945M107    5,138   500,000 SH       SOLE                  500,000      0    0
STEC INC                     COM            784774101    2,538   250,000 SH       SOLE                  250,000      0    0
TENNECO INC                  COM            880349105    5,122   200,000 SH       SOLE                  200,000      0    0
TRANSOCEAN LTD               REG SHS        H8817H100    4,774   100,000 SH       SOLE                  100,000      0    0
VIRGIN MEDIA INC             COM            92769L101   12,175   500,000 SH       SOLE                  500,000      0    0
WEATHERFORD INTERNATIONAL LT REG SHS        H27013103    6,105   500,000 SH       SOLE                  500,000      0    0
WYNN RESORTS LTD             COM            983134107    4,603    40,000 SH       SOLE                   40,000      0    0
YUM BRANDS INC               COM            988498101   12,348   250,000 SH       SOLE                  250,000      0    0
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